PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment	¥ 27,617,483		¥ 22,240,308
Accumulated depreciation	(16,431,324)		(10,794,760)
Property and Equipment, net	11,186,159	$ 1,755,352	11,445,548
Office and electronic equipment
Property, Plant and Equipment [Line Items]
Property and Equipment	13,832,466		11,200,226
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment	¥ 13,785,017		¥ 11,040,082